Other gains, net - Summary of Other (losses)/gains, net (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Gains Losses [Abstract]
Government grants and tax rebates (note)	¥ 316	¥ 393	¥ 245
Impairment provision for investments in associates			(4)
Gains on step-up acquisition arising from business combination	141	8	19
Fair value change of investments	26	105
Gains/(losses) on disposal of subsidiaries	1	(10)	32
Dividend From Investments	14	27
Others	18	30	70
Other gains (losses)	¥ 516	¥ 553	¥ 362